CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21091

Curan Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2005

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the registrants annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.



CURAN FUND, LLC

FINANCIAL STATEMENTS

December 31, 2005



CURAN FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	                                                 PAGES



Report of Independent Registered Public Accounting Firm	   1

Financial Statements

	Statement of Assets and Liabilities	           2

	Schedule of Investments in Securities          3 through 6

	Statement of Operations	                           7

	Statements of Changes in Members Capital (Net Assets)	8

	Notes to Financial Statements               9 through 12


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and the Board of Directors of Curan Fund, LLC

We have audited the accompanying statement of assets and liabilities of Curan Fund, LLC, including the schedule of investments in securities, as of December 31, 2005, and the related statements of operations and changes in members capital (net assets) and the financial highlights for the year then ended. These financial statements are the responsibility of the companys management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Curan Fund, LLC, as of December 31, 2004 including the related statement of changes in members capital (net assets) for the year then ended and the financial highlights for the years ended December 31, 2004 and 2003 and for the period July 1, 2002 (commencement of operations) to December 31, 2002 were audited by other auditors whose report dated February 9, 2005, expressed an unqualified opinion on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Curan Fund, LLC as of December 31, 2005, and the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.


Altschuler, Melvoin and Glasser LLP
Chicago, Illinois
February 9, 2006

CURAN FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
______________

ASSETS
  Investment securities at fair value (cost,  $2,101,468) $3,105,336
  Cash and cash equivalents	                           2,806,259
  Dividends receivable                                         6,639
  Net receivable from broker for unsettled trades	      28,609

				Total assets	           5,946,843

LIABILITIES
  Securities sold short at fair value (proceeds, $2,294,321) 3,007,147
  Dividends payable	                                          9,091
  Expenses payable	                                          2,510

				Total liabilities	  3,018,748

NET ASSETS	                                         $2,928,095



MEMBERS CAPITAL (Net Assets)
  Represented by:
    Capital subscriptions, net	                        $2,588,419
    Accumulated increase in net assets from operations	   339,676

		Total members capital (net assets)	$2,928,095


See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2005
______________



INVESTMENT SECURITIES
				                                  % of
     Common Stocks	          Shares	Fair Value	Net Assets

Financial
  Diversified Financial
    Citigroup                     2,600 	$ 126,178
    JP Morgan Chase               3,100	          123,039
    AXA SA Sponsored ADR	  3,273	          105,816
				                  355,033	12.1 %

  Insurance
    St Paul Travelers             3,545	          158,355
    American Intl Group   	  2,138	          145,876
				                  304,231	10.4 %

  Banking
    Washington Mutual	          2,362	          102,747
    Fremont General	          4,410	          102,444
					          205,191	7.0 %

  Real Estate
    iSTAR Financial	          3,360	          119,784	4.1 %

Total  Financial		                  984,239      33.6 %

Consumer Staples
  Tobacco
    Altria Group	          2,431	          181,643
    Carolina Group	          4,091	          179,963
				                  361,606	12.3 %

  Conglomerate
    Loews Corp	                  1,838	          174,334	6.0 %

  Media
    Viacom  Class B	          2,735	           89,161
    Discovery Holdings Co *	    640	            9,696
				                   98,857	3.4 %

Retail Distribution, hardline
    Handleman	                  4,190	           52,040       1.8 %

Total  Consumer Staples		          686,837      23.5 %


* Security did not pay a dividend during the previous twelve months.


See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2005
______________


INVESTMENT SECURITIES (CONTINUED)
					                          % of
    Common Stocks (Continued)    Shares	      Fair Value	Net Assets

Healthcare
  Pharmaceuticals
    Pfizer	                  3,950	       $ 92,114
    Merck	                  2,818	         89,641
				                181,755	           6.2 %

  Managed Care
    Wellpoint Health Networks *	  1,754	        139,952  	   4.8 %

  Biotechnology
    Amgen *	                  1,420	        111,981	           3.8 %

Total  Healthcare		                433,688	          14.8 %

Technology
  Consumer Electronics
    Nam Tai Electronics	          7,643	       171,968	           5.9 %

  Wireless Communications
    Nokia Corp  Sponsored ADR	  6,930	       126,819	           4.3 %

  Software
    Microsoft Corp	          2,720	        71,128	           2.4 %

Total  Technology		               369,915	          12.6 %

Transportation
  Railroads
    Genesee & Wyoming *	          4,174	       156,734             5.4 %

  Air Freight
    Federal Express	          1,050	       108,560	           3.7 %

Total  Transportation		               265,294	           9.1 %

Consumer, Cyclical
  Retail, hardline
    Carmax *	                  3,928	       108,727             3.7 %

  Building Materials
    Masco Corp	                  2,900	        87,551	           3.0 %

Total  Consumer, Cyclical		       196,278	           6.7 %

Utilities
  Energy
    BP PLC Sponsored ADR          1,265	        81,238
    Chesapeake Energy Corp *	  1,000	        31,730
					       112,968	           3.9 %
  Electric
    American Electric Power	  1,513	        56,117	           1.9 %

Total  Utilities		               169,085	           5.8 %

Total investment securities (cost,  $2,101,468) $3,105,336       106.1%

* Security did not pay a dividend during the previous twelve months.

ADR  American Depositary Receipt


See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2005
______________


SECURITIES SOLD SHORT
				                                  % of
   Common Stocks	            Shares  	Fair Value	Net Assets

Index
  Depositary Receipts
    S&P Depositary Receipts (SPDR) 12,565      $1,564,467
    Nasdaq 100 Shares	              400	   16,165

Total  Index		                        1,580,632	  53.9 %

Technology
  Healthcare IT
    Neoforma.com *                 11,514        113,989	  3.9 %

  Retail on-line
    Amazon.com *	            2,300	 108,445	  3.7 %

  Internet, Search
    Google *	                      200	  82,972          2.8 %

  Semiconductors
    Maxim Integrated Products       1,800         65,232          2.2 %

  Leisure Goods & Services
    Electronic Arts *	            1,150	  60,157          2.1 %

  Wireless Communications
    Research in Motion *	      675	  44,557	  1.5 %

Total  Technology		                 475,352         16.2 %

Consumer, Cyclical
  Retail, softline
    Hot Topic *	                    6,425	 91,556
    Bed, Bath & Beyond *	    2,400        86,760
    Wal-Mart Stores	              500	 23,400
						201,716	         6.9 %

  Educational Services
    Apollo Group *	            1,600	 96,736
    Strayer Education	            1,115	104,476
					        201,212	         6.9 %

  Building Materials
    Sherwin Williams	            1,020	 46,328	         1.6 %

Total  Consumer, Cyclical		        449,256	        15.4 %


* Security did not pay a dividend during the previous twelve months.


See accompanying notes.

CURAN FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
December 31, 2005
______________


SECURITIES SOLD SHORT (CONTINUED)
				                                   % of
   Common Stocks (Continued)	   Shares	Fair Value	Net Assets

Consumer Staples
  Restaurants
    Panera Bread *                  3,200	   $ 210,176
    P.F. Changs China Bistro *     2,195	     108,938

Total  Consumer Staples		             319,114	  10.9 %

Transportation
  Air Freight
    UPS	                           1,625	     122,119       4.2 %

  Airlines
    JetBlue Airways *	           3,945	      60,674	   2.1 %

Total Transportation		 182,793	                   6.3 %

Total securities sold short (proceeds, $2,294,321) $3,007,147	 102.7%



* Security did not pay a dividend during the previous twelve months.


See accompanying notes.

CURAN FUND, LLC
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
______________



INVESTMENT INCOME
  Interest		                         	 $ 70,681
  Dividends (net of foreign withholding taxes of $1,091)   80,713

			  Total investment income	  151,394

EXPENSES
  Interest		                                   6,224
  Dividends		                                  31,050
  Adviser management fee                                  40,476
  Operating expenses	                                  10,364

			  Total expenses	          88,114

			  Net investment income           63,280

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS

  Net realized loss on investments               	(14,646)
  Net change in unrealized appreciation	                185,827

    Net realized and unrealized gain (loss) from investments 171,181

    Net increase in net assets from operations	        234,461

    Less:  Incentive allocation to Adviser	        (21,420)

    Net increase in net assets from operations
      available for distribution to members	      $ 213,041


See accompanying notes.

CURAN FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
For the Years Ended December 31, 2005 and 2004
______________

                                        	Year Ended	Year Ended
	                                        December 31,	December 31,
	                                            2005       	   2004

Increase in net assets from operations
  Net investment income	                          $ 63,280	$ 18,130
  Net realized gain (loss) on investments          (14,646)	   2,082
  Net change in unrealized appreciation 	   185,827	  40,188

    Net increase in net assets from operations	   234,461	  60,400

Proceeds from member subscriptions	           299,729	 573,185
Repurchases of member interests
  (including transfers to affiliated funds)	  (500,000)	(496,437)

    Total increase in net assets	            34,190	 137,148

Net assets
  Beginning of year                              2,893,905     2,756,757

  End of year	                                $2,928,095    $2,893,905


See accompanying notes.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
______________



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	A.	General Description of the Company

		Curan Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified,closed-end management investment company. The Companys investment objective is to provide investors with a high annual absolute return. The Company utilizes a value approach to its equity selection and remains market neutral by short selling 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years and is managed for tax efficiency. Prospero Capital Management LLC (the Adviser) serves as the Companys investment adviser.

	B.	Method of Reporting

		The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
______________

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	(CONTINUED)

	E.	Risk of Financial Instruments

		The Company sells securities it does not own (short sales) in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value some time in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale.

		Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Companys ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities. Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

		The Company currently clears all of its trades through one clearing broker. In the event this counterparty does not fulfill its obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty to these transactions. The Company attempts to minimize this risk by monitoring the creditworthiness of the clearing broker.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses andtrading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee which is charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, are allocated among and credited to or debited against the capital accounts of all members (but not the Advisers Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors. The Advisers sole member serves on the Companys Board of Directors.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
______________


Note 2.	ADVISER (CONTINUED)

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined for each member and charged on the first day of each calendar quarter. The Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a high water mark calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Advisers original investors. The Adviser earned an incentive allocation of $21,420 and $2,942 for the years ended December 31, 2005 and 2004, respectively. The Adviser maintains a capital account in the Company (the Advisers Special Advisory Account), the balance of which was $50,377 as of December 31, 2005.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser and are effective as of the beginning of each quarter.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser has recommended that the Company offer to repurchase member interests at the end of each calendar quarter and expects to continue to make such recommendations.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities for the year ended December 31, 2005 were $436,566 and $511,283, respectively. At December
31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
At December 31, 2005, accumulated net unrealized appreciation on investments was $291,042, consisting of $1,122,641 gross unrealized appreciation and $831,599 gross unrealized depreciation.

CURAN FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
 December 31, 2005
______________



Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the years ended December 31, 2005, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

                     Year Ended   Year Ended     Year Ended         Period Ended
                    December 31, December 31,   December 31,       December 31,
                        2005          2004           2003               2002

Total return before incentive
 allocation to Adviser	           8.67 %	2.23 %	      1.60 %(1)  (2.00)%(1),(3)
Incentive allocation to Adviser   (0.82)%      (0.11)%	     (0.65)%	 0.00 %

Total return after incentive
 allocation to Adviser	           7.85 %	2.12 %	      0.95 %(1)	 (2.00)%(1)

Ratios to average net assets:
Expenses prior to incentive
 allocation to Adviser	           1.74 %	1.72 %	     1.80 %(1)	2.07 %(1),(4)
Incentive allocation to Adviser	   0.73 %       0.10 %	     0.67 %	0.00 %

Total expenses and incentive
 allocation to Adviser		   2.47 %       1.82 %	     2.47 %(1)	  2.07 %(1)

Net investment income(2)           2.16 %	0.61 %	     0.47 %(1)	  0.27 %(1),(4)

Supplemental data:

Net assets,  December 31	$2,928,095	$2,893,905  $2,756,757  $2,513,936

Portfolio turnover rate	            7.3 %	28.6 %	      39.9 %	63.2 % (3)

	Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets include
$5,000 of organization and offering costs that were reimbursed to the Adviser during the year ended December 31, 2003 and the period ended December 31, 2002, respectively. The reimbursement of organization and offering costs resulted in a decrease in total returns of 0.18% and 0.27% and an increase of 0.18% and 0.49% in the expense ratio for the year ended December 31, 2003 and the period ended December 31, 2002, respectively.
	(2)	Excludes incentive allocation to Adviser.
	(3)	Not annualized.
	(4)	Annualized.

ITEM 2.     CODE OF ETHICS.

	The registrant has adopted a code of ethics (the Code of Ethics) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or other persons performing similar functions. The registrant has not amended its Code of Ethics during the period covered by the report to stockholders described in Item 1. The registrant has not granted a waiver or an implicit waiver from a provision of registrants Code of Ethics during the period covered by the report to stockholders described in Item 1. The registrants Code of Ethics is attached hereto as an Exhibit.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

	The registrants Board of Directors has determined that the registrant currently does not have an audit committee financial expert serving on its audit committee. George Chacko, a former independent director, had served in that capacity in prior years. The registrant is actively considering candidates to serve as the audit committee financial expert.


ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Arthur F. Bell, Jr. & Associates, LLC billed the registrant aggregate fees for services rendered to the registrant for the fiscal year 2004. Altschuler, Melvoin and Glasser LLP ("AM&G") billed and anticipates billing the registrant fees related to the audit of the Fund financial statements for the year ending
December 31, 2005:
					   2005		     2004
                			----------       ----------

	Audit Fees		         $16,000           $  12,550
	Audit-Related Fees	         $  None           $    None
	Tax Fees	                 $ 5,600       	   $   3,550
	All Other Fees	                 $  None       	   $    None

AM&G has a continuing relationship with RSM McGladrey, Inc. (RSM), through which its partners provide non-audit services. As a result of this arrangement, AM&G has no full-time employees, and therefore, none of the audit services performed were provided by permanent full-time employees of AM&G. AM&G manages and supervises the audit and audit staff, and is exclusively responsible for the opinion rendered in connection with its examination.

Tax compliance services for the year ending December 31, 2005 are to be provided by RSM and relate to the preparation of U.S. and applicable state information tax returns. Tax fees for 2005 are to be billed by RSM. Tax fees for 2004 were billed by Arthur F. Bell, Jr. & Associates, LLC.

Pursuant to its charter, the Audit Committee shall approve the engagement of the Fund's independent auditors, or approve, maintain, and monitor any pre-approval policies and procedures with respect to audit services in accordance with Rule 2-01
(c)(7)(i)(B) of Regulation S-X.

The Audit Committee shall also pre-approve any non-audit services, or approve, maintain, and monitor any pre-approval policies and procedures with respect to non-audit services in accordance with Rule 2-01(c)(7)(i)(B) of Regulation S-X, other than those non-audit services subject to the de minimis exception under Rule 2-01(c)(7)(ii) of Regulation S-X.

PERCENTAGES OF  SERVICES  APPROVED  BY  THE  AUDIT  COMMITTEE
--------------------------------------------------------------
                         	     2005     	     2004
                         	----------	----------
        Audit Fees                   100%            100%
	Audit-Related Fees	     None	     None
	Tax Fees		     100%	     100%
	All Other Fees	            None	     None

The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are as follows:

           Registrant  Beaumont Fund  Antenor Fund   Prospero Capital
						      Management LLC
         -------------   ----------- ---------------    ------------

FY  2005        $  5,600   $ 5,700       $ 5,700         $ 2,000
FY  2004	$  3,550   $ 3,800       $ 3,550	 $   500

The Audit Committee has considered whether the provision of non-audit services that were rendered to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable (contained in Item 1).

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The following is a copy of the registrants policies and procedures used to determine how to vote proxies relating to portfolio securities:

Proxy Voting Policies,
Procedures and Guidelines
Proxy Voting Policy

Generally

It is the policy of the Antenor Fund, Beaumont Fund, and Curan
Fund (the Funds) that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.

Proxy voting shall be the responsibility of the Investment
Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate, to designated officers or employees of the Funds.

If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

Proxies are voted in the best interest of the investors in the Funds. The key element underlying any evaluation of the interest of the Funds in an issue presented to the shareholders of a portfolio company holding is the effect, if any, a proposal could have on the current or future value of that particular investment.

Conflicts of Interest

Proxy solicitations that might involve a conflict of interest between the Funds and their investors will be considered by the Investment Policy Committee. This committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Funds' commitment to vote proxies in the best interest of their investors, how the proxy will be handled.

Proxy Voting Guidelines

While the Funds will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:

Management Proposals

To the extent that management proposals do not infringe on stockholder rights, the Funds will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs, Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.

I.	Standard Proposals

The Funds will generally support management proposals to:
*	Elect or re-elect members of the board of directors
*	Select outside auditors
*	Set the annual meeting date and location
*	Eliminate preemptive rights or dual classes of stock
*	Establish dividend reinvestment plans
*	Provide cumulative voting for directors
*	Indemnify directors, officers and employees
*	Change the name of the company

II.	Capitalization Proposals

The Funds will generally support proposals to:
*	Increase the authorized number of common shares
*	Adjust par value
*	Establish flexible schedules of preferred dividends
*	Repurchase shares
*	Authorize stock splits or stock dividends
*	Establish anti-greenmail measures

III.	Non-Salary Compensation Programs

The Funds will generally support stock or other non-salary
compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
*	Performance incentives
*	Stock option plans
*	Stock purchase or stock ownership plans
*	Thrift/Profit Sharing plans

However, the Funds tend not to support plans that:
*	Cause excessive dilution
*	Award options at deep discount to the market
*	Reprice options to executives

IV.	Anti-Takeover Measures

The Funds believe that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus, are not always in the best interest of shareholders. The Funds will therefore evaluate the following anti-takeover measures on a case-by-case basis:
*	Fair pricing procedures
*	Super-majority rules
*	Board classification
*	Bars to written consent
*	Incumbent-entrenchment measures
*	Re-incorporation measures
*	Control share measures

V.	Miscellaneous Corporate Governance Matters

The Funds will generally support proposals to:
*	Limit director liability
*	Authorize indemnification agreements
*	Meet SEC/NASD quorum requirements
*	Reorganize as a holding company

Shareholder Proposals

The Funds recognize that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Funds acknowledge that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.

The Funds therefore generally support management's position on shareholder proposals presented by proxy.

Recordkeeping Procedures

The Funds will retain records relating to the voting of proxies, including:

*	A copy of policies, procedures or guidelines relating
to the voting of proxies.

*	A copy of each proxy statement that the Funds receive
regarding securities held in the portfolio. The Funds may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data
Gathering, Analysis, and Retrieval (EDGAR) system.

*	A record of each vote cast by the Funds on behalf of a
client. The Funds may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

*	A copy of any document created by the Funds that was
material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

*	A copy of each written client request for information
on how the Funds voted proxies on behalf of the Funds' investors, and a copy of any written response by the Funds to any client request for information on how the adviser voted proxies on behalf of the requesting client.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Funds.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

	Benjamin Bornstein, President of Prospero Capital (the adviser to the registrant), has served as the sole portfolio manager of the adviser to the registrant since its inception in July, 2002.

	His business experience during the last 5 years has been exclusively portfolio management for the adviser of the registrant, of which he is the sole equity holder. This information is provided as of March 1, 2006.

	Mr. Bornstein also manages the following other accounts, each of which pays a performance-based fee to the adviser:

Registered Investment Companies: 2, assets of: $21,532,271 (as of January 31, 2006)

Other Accounts: 2, assets of: $1,324,132 (as of January 31, 2006)

There are no material conflicts of interest that the portfolio manager has identified between the portfolio manager's management of these accounts and the management of the registrants investments.

Mr. Bornstein does not receive a salary from the registrant, the other 2 registered investment companies, or from the other accounts he manages. The registrant, the other registered investment companies, and the other accounts pay the investment adviser a management fee each quarter and an incentive allocation each fiscal quarter under certain circumstances. The management fee is calculated as a fixed percentage of assets at the end of each fiscal quarter. The incentive allocation is based on net profits of the registrant net of the management fee. The other 2 registered investment companies and accounts managed by Mr. Bornstein also have an incentive allocation, calculated in the same manner. This information is being provided as of March 1, 2006.

As of January 31, 2006, the dollar range of equity securities in the registrant beneficially owned by Mr. Bornstein is in the following range: $50,001-100,000.


ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to the registrants procedures by which security holders may recommend nominees to the registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The registrants principal executive officer
and principal financial officer have evaluated the registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrants second fiscal quarter of the period covered by this report (July 1, 2005 - December 31, 2005) that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Code of Ethics.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Curan Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  March 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Curan Fund, LLC

Date:  March 1, 2006

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Curan Fund, LLC

Date:  March 1, 2006